PREPAYMENT FOR BUSINESS ACQUISITION (Narrative) (Details) (Beijing Run Ze Microfinance Limited [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 22, 2014	Dec. 31, 2014
Beijing Run Ze Microfinance Limited [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Business Combination Consideration	$ 9,806
Payments To Acquire Businesses Gross		$ 9,806